Stock-Based Compensation - Summary of Stock Option Activity (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Granted, Shares | shares	443,894
Exercised, Shares | shares	0
Cancelled, Shares | shares	(78,500)
Outstanding ending balance, Shares | shares	365,394
Options exercisable, Shares | shares	40,250
Granted, Weighted-Average Exercise Price | $ / shares	$ 8.49
Exercised, Weighted-Average Exercise Price | $ / shares	0
Cancelled, Weighted-Average Exercise Price | $ / shares	8.54
Outstanding ending balance, Weighted-Average Exercise Price | $ / shares	8.48
Options exercisable, Weighted-Average Exercise Price | $ / shares	$ 9.49
Options outstanding, Weighted Average Remaining Contractual Term	9 years 4 months 21 days
Options exercisable, Weighted Average Remaining Contractual Term	9 years 4 months 6 days